Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (3,272,940)	$ (3,489,896)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation expense	64,517	118,059
Stock based compensation	695,250	581,940
Financing fees- issuance of warrants, non-cash		126,958
Stock and warrants issued for services and rent	334,425	289,015
Amortization of debt discount	518,481	166,513
Impairment of assets	168,247	33,302
Impairment of inventory and increase in inventory reserves	20,486	27,702
Establishment of loss contract reserves	638,850	0
Change in fair value of derivative liability	(676,048)	0
Bad debt expense	0	26,942
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other current assets	86,882	71,416
Decrease/(increase) in trade accounts receivable	135,174	(354,049)
Decrease/(increase) in inventory	142,171	(158,323)
(Decrease)/increase in customer deposits	(108,239)	15,021
Decrease in accrued loss contract	(119,758)	0
Increase in warranty reserve	0	4,468
(Decrease)/increase in deferred revenue	(62,732)	126,043
Increase in trade accounts payable and accrued liabilities	151,054	612,975
Net cash used in operating activities	(1,284,180)	(1,801,914)
Investing Activities
Acquisition of fixed assets	0	(22,778)
Net cash used in investing activities	0	(22,778)
Financing activities
Borrowings on line of credit	270,000	748,500
(Repayments)/borrowings of long term debt, net	(11,688)	(11,687)
Proceeds of issuance of common stock, net of stock offerings expenses	1,245,000	795,000
Net cash provided by financing activities	1,503,312	1,531,813
Increase/(decrease) in cash	219,132	(292,879)
Cash - beginning of period	78,253	371,132
Cash - end of period	297,385	78,253
Supplemental Information:
(Tax credits received)/income taxes paid	(103,471)	(158,895)
Interest paid	7,752	3,866
Non-cash investing and financing activities:
Stock issued for accrued expenses	157,903	0
Application of deferred debt discount	$ 270,000	$ 15,688
Warrants issued for prepaid rent and services	646,332	0